Inventory	6 Months Ended
Jun. 30, 2020
Inventory [Abstract]
Inventory

2.    Inventory

Inventory consisted of the following (in thousands):

	June 30, 2020	December 31, 2019
Finished goods	$817	$1,120
Raw materials	806	668
	$1,623	$1,788

Finished goods primarily include product ready for shipment, as well as promotional merchandise held for sale. Raw materials primarily include ingredients, concentrate and packaging. For the three months ended June 30, 2020 and 2019, we recorded obsolete inventory expenses of $62,000 and $10,000, respectively. For the six months ended June 30, 2020 and 2019, we recorded obsolete inventory expenses of $71,000 and $26,000, respectively.